Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Eric S. Purple, Esquire

(202) 507-5154

epurple@stradley.com

September 4, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Morningstar Funds Trust (“Registrant”)
1933 Act Registration No. 333-216479; 1940 Act Registration No. 811-23235

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for the nine separate series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on August 15, 2018 (Accession Number 0001193125-18-249583).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple, Esquire

A Pennsylvania Limited Liability Partnership